Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended			1 Months Ended
	Feb. 18, 2014	Mar. 31, 2014	Jan. 31, 2014 Casino Queen	Mar. 31, 2014 Casino Queen item	Jan. 31, 2014 Real estate assets associated with the Casino Queen in East St. Louis, Illinois	Feb. 18, 2014 Subsequent event	Mar. 31, 2014 Subsequent event Senior unsecured credit facility LIBOR	Mar. 31, 2014 Subsequent event Senior unsecured credit facility Base rate	Mar. 31, 2014 Subsequent event Revolving credit facility	Jan. 31, 2014 Subsequent event Casino Queen item	Jan. 31, 2014 Subsequent event Real estate assets associated with the Casino Queen in East St. Louis, Illinois
Subsequent events
Amount paid for acquisition		$ 140,730,000			$ 140,700,000						$ 140,000,000
Payments for term loan			43,000,000							43,000,000
Term of term loan			5 years							5 years
interest rate on term loan (as a percent)			7.00%							7.00%
Rent per year of property leased back on a triple net basis			14,000,000							14,000,000
Initial lease term				15 years						15 years
Number of lease renewal options				4						4
Term of lease renewal options				5 years						5 years
Purging Distribution	1,050,000,000					1,050,000,000
Total cash limitation on purging distribution in cash	$ 210,000,000					$ 210,000,000
Common stock outstanding (in shares)	88,691,827					88,691,827
Percentage of stockholders who elected the cash distribution	54.30%					54.30%
Percentage of stockholders who elected a stock distribution or made no election	45.70%					45.70%
Cash dividend distributed per common share held by shareholders who elected cash distribution (in dollars per share)	$ 4.358049					$ 4.358049
Stock dividend distributed per common share held by shareholders who elected cash distribution	0.195747					0.195747
Stock dividend distributed per common share held by shareholders who elected stock distribution	0.309784					0.309784
Period of trading days taken for calculation of volume weighted average price	3 days					3 days
Volume weighted average price (in dollars per share)	$ 38.2162					$ 38.2162
Shares issued in connection with dividend payment	22,000,000					22,000,000
Quarterly dividend declared (in dollars per share)	$ 0.52					$ 0.52
Interest rate, description							LIBOR	base rate
Interest rate added to the base rate (as a percent)							1.50%	0.50%
Commitment fee percentage									0.25%